Deposits	12 Months Ended
Mar. 31, 2013
Deposits

9. Deposits

The balances of time deposits and certificates of deposit issued by domestic offices in amounts of ¥10 million (approximately US$106 thousand at the Federal Reserve Bank of New York’s noon buying rate on March 31, 2013) or more as well as the balances of those deposits issued by foreign offices in amounts of US$100,000 or more at March 31, 2012 and 2013 are as follows:

	2012	2013
	(in millions of yen)
Domestic offices:
Time deposits	17,232,463	18,302,196
Certificates of deposit	8,397,493	11,393,094

Total	25,629,956	29,695,290

Foreign offices:
Time deposits	6,420,138	8,209,016
Certificates of deposit	3,427,254	3,933,688

Total	9,847,392	12,142,704

The aggregate amount of demand deposits in overdraft status that have been reclassified as loan balances at March 31, 2012 and 2013 was ¥540 billion and ¥543 billion, respectively.

The balance and remaining maturities of time deposits and certificates of deposit issued by domestic and foreign offices at March 31, 2013 are shown in the following table:

	Time deposits	Certificates of deposit	Total
	(in millions of yen)
Domestic offices:
Due in one year or less	23,905,299	11,386,754	35,292,053
Due after one year through two years	2,115,618	6,340	2,121,958
Due after two years through three years	1,395,615	—	1,395,615
Due after three years through four years	356,805	—	356,805
Due after four years through five years	392,889	—	392,889
Due after five years	135,049	—	135,049

Total	28,301,275	11,393,094	39,694,369

Foreign offices:
Due in one year or less	8,202,339	3,927,672	12,130,011
Due after one year through two years	5,381	6,016	11,397
Due after two years through three years	3,140	—	3,140
Due after three years through four years	1,948	—	1,948
Due after four years through five years	883	—	883
Due after five years	401	—	401

Total	8,214,092	3,933,688	12,147,780

Total	36,515,367	15,326,782	51,842,149